UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street

Honolulu, HI 96816-1425

(Address of principal executive offices) (Zip code)

Nancy P. O’Hara

Drinker Biddle & Reath LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

(808) 988-8088

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

The Registrant’s schedules of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))
	HAWAII MUNICIPAL BONDS– 93.19%
	Hawaii County
	General Obligation Bonds – 1.91%
$1,025,000	5.000%,	09/01/27	$1,250,285
800,000	4.000%,	09/01/31	886,624
1,000,000	3.000%,	09/01/32	1,011,190
			3,148,099
	Hawaii State
	General Obligation Bonds – 4.56%
1,500,000	5.000%,	10/01/24	1,795,110
2,000,000	4.000%,	10/01/26	2,279,460
2,000,000	5.000%,	08/01/30	2,351,880
1,000,000	4.000%,	05/01/36	1,095,300
			7,521,750
	Airport Systems Revenue Bonds – 8.52%
1,000,000	5.000%,	07/01/24	1,101,480
690,000	5.250%,	07/01/26	749,043
8,030,000	5.250%,	07/01/27	8,715,120
1,200,000	5.250%,	07/01/28	1,302,072
180,000	5.000%,	07/01/34	193,851
750,000	5.000%,	07/01/41	861,397
1,000,000	5.000%,	07/01/45	1,145,620
			14,068,583
	Certificates of Participation–State Office Buildings –0.63%
500,000	4.000%,	05/01/19	515,360
500,000	4.000%,	05/01/20	525,775
			1,041,135
	Department of Budget & Finance Special Purpose Revenue Bonds
	Hawaiian Electric Company, Inc. – 6.51%
2,890,000	4.000%,	03/01/37	3,023,547
7,200,000	6.500%,	07/01/39	7,716,672
			10,740,219
	Hawaii Pacific Health – 4.95%
775,000	4.625%,	07/01/21	829,064
6,000,000	5.500%,	07/01/40	6,481,800
750,000	5.500%,	07/01/43	854,723
			8,165,587

See accompanying notes to schedule of investments.	1

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))

	Hawaii Mid-Pacific Institute – 2.16%
$1,920,000	5.000%,	01/01/26	$1,922,803
1,635,000	4.625%,	01/01/36	1,635,997
			3,558,800

	Kahala Nui – 6.07%
500,000	5.000%,	11/15/21	559,690
1,200,000	5.000%,	11/15/27	1,351,872
3,200,000	5.125%,	11/15/32	3,579,456
4,055,000	5.250%,	11/15/37	4,535,234
			10,026,252

	Queen’s Health Systems – 5.88%
2,000,000	5.000%,	07/01/23	2,319,420
1,000,000	5.000%,	07/01/25	1,199,720
5,350,000	5.000%,	07/01/35	6,187,703
			9,706,843

	Department of Hawaiian Home Lands – 3.79%
600,000	5.000%,	04/01/30	723,654
800,000	5.000%,	04/01/31	959,752
300,000	5.000%,	04/01/32	358,542
1,000,000	5.875%,	04/01/34	1,053,580
3,000,000	6.000%,	04/01/39	3,165,360
			6,260,888
	Department of Hawaiian Home Lands COP – 1.13%
680,000	5.000%,	11/01/29	831,280
500,000	5.000%,	11/01/30	607,820
350,000	5.000%,	11/01/31	424,116
			1,863,216

	Department of Transportation Airports COP – 4.89%
1,000,000	5.000%,	08/01/23	1,154,720
1,420,000	5.250%,	08/01/24	1,647,768
2,570,000	5.250%,	08/01/26	2,964,701
1,000,000	5.000%,	08/01/27	1,136,640
1,025,000	5.000%,	08/01/28	1,161,048
			8,064,877

See accompanying notes to schedule of investments.	2

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))

	Highway Revenue – 6.40%
$1,640,000	5.000%,	01/01/26	$1,844,770
1,500,000	5.000%,	01/01/27	1,778,805
160,000	5.000%,	01/01/31	187,397
500,000	4.000%,	01/01/32	549,840
2,065,000	5.000%,	01/01/33	2,406,344
1,250,000	4.000%,	01/01/34	1,363,688
1,000,000	4.000%,	01/01/35	1,086,220
1,250,000	4.000%,	01/01/36	1,355,813
			10,572,877

	Housing Authority
	HFDC Rental Housing System Revenue Bonds – 3.78%
810,000	4.750%,	07/01/22	839,120
600,000	4.750%,	07/01/23	620,706
895,000	5.000%,	07/01/24	931,740
100,000	5.000%,	07/01/25	103,939
990,000	6.000%,	07/01/26	1,035,005
1,055,000	6.000%,	07/01/27	1,103,182
785,000	6.000%,	07/01/28	820,317
750,000	6.000%,	07/01/29	782,842
			6,236,851
	HFDC Multi-Family-Kuhio Park– 3.53%
2,430,000	4.750%,	10/01/27	2,602,433
3,000,000	4.950%,	04/01/29	3,227,580
			5,830,013

	HFDC Multi-Family-Iwilei Apartments– 2.35%
150,000	3.300%,	01/01/26	155,118
3,620,000	3.750%,	01/01/31	3,728,238
			3,883,356
	HFDC Multi-Family-Kooloaula Apartments– 2.28%
170,000	3.125%,	09/01/22	176,035
3,435,000	4.000%,	09/01/33	3,590,640
			3,766,675

See accompanying notes to schedule of investments.	3

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))

	University of Hawaii - Revenue Bonds – 4.51%
$1,000,000	5.000%,	10/01/19	$1,057,530
2,000,000	5.000%,	10/01/29	2,429,000
1,200,000	5.000%,	10/01/30	1,451,052
1,600,000	5.000%,	10/01/31	1,926,320
500,000	5.000%,	10/01/34	589,040
			7,452,942

	Honolulu City & County
	General Obligation Bonds – 4.80%
1,000,000	5.000%,	10/01/25	1,219,830
2,700,000	5.000%,	10/01/29	3,248,316
800,000	5.000%,	10/01/31	954,904
1,000,000	5.000%,	10/01/35	1,181,170
1,200,000	4.000%,	09/01/37	1,318,980
			7,923,200
	Water System Revenue Bonds
	Board of Water Supply – 3.12%
2,000,000	5.000%,	07/01/29	2,335,860
2,500,000	5.000%,	07/01/32	2,817,400
			5,153,260

	Wastewater System Revenue Bonds – 6.62%
1,100,000	5.000%,	07/01/20	1,155,847
1,225,000	5.000%,	07/01/24	1,451,049
1,750,000	5.000%,	07/01/26	2,109,643
1,000,000	5.000%,	07/01/26	1,209,380
2,000,000	5.000%,	07/01/32	2,360,740
775,000	4.000%,	07/01/34	845,486
1,520,000	5.000%,	07/01/36	1,804,088
			10,936,233
	Kauai County
	General Obligation Bonds – 1.34%
400,000	3.125%,	08/01/23	419,408
770,000	5.000%,	08/01/24	855,562
880,000	3.625%,	08/01/25	930,380
			2,205,350

See accompanying notes to schedule of investments.	4

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

Par Value			Value (Note 1 (A))

	Kukuiula Development – 2.07%
$1,090,000	5.625%,	05/15/33	$1,115,070
2,250,000	5.750%,	05/15/42	2,299,387
			3,414,457
	Maui County
	General Obligation Bonds – 1.39%
1,000,000	5.000%,	09/01/23	1,173,830
1,000,000	4.000%,	09/01/28	1,116,530
			2,290,360

	Total Hawaii Municipal Bonds (Cost $148,336,893)		$153,831,823

	PRE-REFUNDED[1] HAWAII MUNICIPAL BONDS – 4.75%

	Hawaii County
	General Obligation Bonds – 1.87%
$1,755,000	5.000%,	07/15/21	$1,788,257
1,210,000	5.000%,	03/01/25	1,295,680
			3,083,937

	Honolulu City & County
	General Obligation Bonds – 0.34%
500,000	5.000%,	11/01/33	573,155
			573,155

	Hawaii State
	General Obligation Bonds – 2.54%
2,340,000	5.000%,	06/01/25	2,447,172
1,660,000	5.000%,	06/01/25	1,740,809
			4,187,981

	Total Pre-Refunded Hawaii Municipal Bonds (Cost $7,725,758)		$7,845,073

See accompanying notes to schedule of investments.	5

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

Total Investments (Cost $156,062,651) (a)	97.94%	$161,676,896
Other Assets Less Liabilities	2.06%	3,406,274
Net Assets	100.00%	$165,083,170

(a)	Aggregate cost for federal income tax purposes is $156,062,651.

At December 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Gross unrealized appreciation	$5,935,722
Gross unrealized (depreciation)	(321,477)
Net unrealized appreciation	$5,614,245

[1]	Pre-Refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to schedule of investments.	6

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund which is currently offering one Class of Shares: Investor Shares.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value” using methods determined in good faith by or at the direction of the Board of Directors. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of December 31, 2017. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$161,676,896	$—	$161,676,896

There were no transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales issuances, and settlements on a gross basis relating to Level 3 measurements during the current period presented.

(2)	SUBSEQUENT EVENTS DISCLOSURE

The Fund’s management has evaluated events and transactions that occurred subsequent to December 31, 2017 for potential recognition or disclosure through the date the report was issued. This evaluation did not result in any subsequent events that necessitated disclosure or adjustment.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Date:	February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, CEO

Date:	February 8, 2018

By:	/s/ Lee Ann Y. Matsuda
Lee Ann Y. Matsuda, Treasurer

Date:	February 8, 2018

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